6. Debt - Notes Payable (Details) - Quarter One Report [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Beginning Balance, Notes Payable	$ 405,095	$ 529,311
Repayments	(25,682)	(124,216)
Ending Balance, Notes Payable	307,009	405,095
Third Party
Beginning Balance, Notes Payable	405,095	503,203
Repayments	(25,682)	(98,108)
Ending Balance, Notes Payable	$ 379,414	405,095
Related Party
Beginning Balance, Notes Payable		26,108
Repayments		$ (26,108)
Ending Balance, Notes Payable